Other Assets	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Other Assets	OTHER ASSETSOther current assets of €2,615 at December 31, 2023 and €1,998 at December 31, 2022, consisting of prepaid expenses related to current operating expenses.